Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill by Business Segment

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$9,312	$6,890	$47	$16,249
Acquisitions	8	1,790	-	1,798
Foreign exchange translation	(44)	(30)	(1)	(75)
Other (a)	83	(7)	(6)	70
Balance at Dec. 31, 2010	$9,359	$8,643	$40	$18,042
Acquisitions/dispositions	10	(118)	-	(108)
Foreign exchange translation	(32)	(29)	-	(61)
Other (a)	36	(5)	-	31
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
(a)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business
(in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2009	$2,825	$1,911	$852	$5,588
Acquisitions	15	530	-	545
Amortization	(237)	(182)	(2)	(421)
Foreign exchange translation	(9)	-	-	(9)
Other (a)	(2)	(5)	-	(7)
Balance at Dec. 31, 2010	$2,592	$2,254	$850	$5,696
Acquisitions/dispositions	6	(111)	-	(105)
Amortization	(214)	(212)	(2)	(428)
Foreign exchange translation	(2)	(2)	-	(4)
Impairment	-	(9)	-	(9)
Other (a)	-	2	-	2
Balance at Dec. 31, 2011	$2,382	$1,922	$848	$5,152
(a)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

Intangible Assets by Type

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2011				Dec. 31, 2010
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,109	$(1,189)	$920	12 yrs.	$2,102	$(983)	$1,119
Customer contracts—Investment Services	2,351	(834)	1,517	13 yrs.	2,566	(736)	1,830
Other	131	(95)	36	5 yrs.	134	(86)	48
Total subject to amortization	4,591	(2,118)	2,473	13 yrs.	4,802	(1,805)	2,997
Not subject to amortization: (a)
Trade name	1,366	N/A	1,366	N/A	1,375	N/A	1,375
Customer relationships	1,313	N/A	1,313	N/A	1,314	N/A	1,314
Other	-	N/A	-	N/A	10	N/A	10
Total not subject to amortization	2,679	N/A	2,679	N/A	2,699	N/A	2,699
Total intangible assets	$7,270	$(2,118)	$5,152	N/A	$7,501	$(1,805)	$5,696
(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2012	$383
2013	333
2014	297
2015	266
2016	236